[GRAPHIC OMITTED]
                                      NEW
                                    COVENANT
                                     FUNDS

                                  ANNUAL REPORT
                                  JUNE 30, 2002

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER ........................................................    2
PORTFOLIO OF INVESTMENTS ..................................................    6
STATEMENTS OF ASSETS AND LIABILITIES ......................................   14
STATEMENTS OF OPERATIONS ..................................................   15
STATEMENTS OF CHANGES IN NET ASSETS .......................................   16
FINANCIAL HIGHLIGHTS ......................................................   18
NOTES TO FINANCIAL STATEMENTS .............................................   20

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

On June 30, 2002, New Covenant Funds celebrated their 3rd anniversary as registered mutual funds. We are grateful for your confidence and humbled by our responsibility to provide a socially responsible family of funds.

U.S. ECONOMY
The bear market continued unabated in the first six months of 2002, making it the longest (at 2 1/2 years) downturn since 1939-1941. Placing this market correction in historical context, the 1973-1974 bear market was down 42%. Over the past 2 1/2 years, the Standard & Poor's 500 Stock Index is down about 32%. Down 7.8% in the second quarter of 2002, the Dow Jones Industrial Average suffered its worst second quarter since 1970.

Neither calls from President Bush for an improving economy nor Federal Reserve Chairman Alan Greenspan's carefully optimistic comments have been able to diminish the serious lack of confidence continuing to rock the markets. Greenspan predicted that when corporate CEOs sign off on financial statements by August 14, 2002, earnings would be restated downward. But, he still believes "...the fundamentals are in place for a return to sustained healthy growth."

A year ago, the markets were expected to turn upward during the second quarter. Because of the threat of continued terrorist attacks, weak corporate profits, and shrinking confidence, the markets have stalled. The Enron scandal sparked a string of debacles in the corporate sector that included Adelphia, Tyco, WorldCom and Xerox. Investors' impatience with accounting and other scandals has pushed stock prices lower. Even though, at least one in six stocks of the Russell 3000 stock index are posting gains, investors may be too preoccupied with scandal to notice the improving numbers.

Hopefully, years from now we will be able to look back and declare that these past few years were a time of purging the stock markets of their excesses. Reality forces us to continue to hold tight to the belief that long term, the markets are viable. The technology bubble has clearly vaporized having reached a five-year low. While the stock market is still considered overvalued with an average price of 25 times earnings, for one of the rare times in modern history, the economy is running ahead of the markets.

While prices may continue to slide, earnings growth is beginning to pick up. Signs of hope include an economy that is improving, interest rates that are low, and productivity gains that are beginning to show in several sectors. On the bond side, bond yields have come down and the Federal Reserve continues a watch-and-see attitude, thus allowing bonds to continue to post strong positive returns.

NEW COVENANT FUNDS
   o NEW COVENANT GROWTH FUND
     The New Covenant Growth Fund was down 12.35% in the second quarter and down 12.03% year-to-date versus the benchmark Wilshire 5000 Total Market Index, down 12.61% and 11.77%. Our domestic value and foreign sub-advisers have bested the Wilshire benchmark year-to-date.

     The one year ended June 30, 2002 performance was down 17.34%. While this is a big down number, it is less than the 17.98% loss of the S & P 500. The benchmark for the Growth Fund, the Wilshire 5000, was down 16.62% for the same time period.

     The 3-, 5-, and 10-year annualized total returns for the year ended June 30, 2002 are down 8.30%, down 0.36%, and up 7.61% versus the Wilshire benchmark, down 8.22%, up 3.56%, and up 11.04%, respectively.

   o NEW COVENANT INCOME FUND
     The benchmark for the New Covenant Income Fund will change on July 1, 2002 from the Lehman Brothers Government/Credit Index to the Lehman Aggregate Index, which is more highly correlated to the holdings and style of the Fund.

     The New Covenant Income Fund was up a strong 3.72% during the second quarter and up 3.57% year-to-date versus the Government/Credit Index up 3.75% and 3.26% and the Aggregate Index up 3.69% and 3.79%.

     This bond fund was up 7.97% for the year ended June 30, 2002. The Government/Credit Index was up 8.25% and the Aggregate Index was up 8.63% for the same one-year period. Over the past 3-, 5-, and 10-year periods ended June 30, 2002, the Income Fund had an average net total return of 7.24%, 6.50%, and 6.63%, versus the Government/Credit Index up 7.86%, 7.48%, and 7.35% and the Aggregate Index up 8.11%, 7.57%, and 7.35%.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

   o NEW COVENANT BALANCED FUNDS
     In this difficult market, the New Covenant Balanced Funds are designed to provide some risk protection by holding a portion of their respective assets in bonds. During this period of fear and scandal in the corporate world, fixed-income assets provide a level of moderation and dampened volatility. Performance in the balanced funds reflects the downside protection of the bonds.

     The Balanced Growth Fund lost 5.95% for the six months ended June 30, 2002 and lost only 7.79% for the entire year ended June 30, 2002. Performance net of all expenses for the 3-, 5-, and 10-year periods were down 2.03%, up 2.78% and up 7.30%, respectively. Our Balanced Income Fund, with a higher allocation to bonds-protected value, even more so with a one-year performance ended June 30, 2002 of down only 1.55%. The 3-, 5-, and 10-year annualized performance net of fees and expenses is up 1.61%, 4.26%, and 7.06% respectively. Lipper Analytics reports balanced mutual funds averaged returns for the 1-, 3-, 5-, and 10-year periods down 8.61%, down 2.14%, up 4.07%, and up 8.66%, respectively.

In this very difficult market, caution and discipline will continue to be our watchwords. Along with our sub-advisers, we are concentrating on the review of basic, fundamental information concerning companies we own or intend to buy. The facts do matter as they always have. We are confident in our ability to provide a consistent investment approach that seeks to stand the test of time and provides socially responsible investing for the Presbyterian Church (U.S.A.) and the greater Christian community.


                                      /S/ Dennis J. Murphy
                                      Dennis J. Murphy
                                      Executive Vice President
                                        and Chief Investment Officer
                                      The NCF Investment Department of
                                        New Covenant Trust Company, N.A.*


*A subsidiary of the Presbyterian Foundation

Past performance is no guarantee of future results. Share prices will fluctuate and you may have a gain or loss when you redeem shares. The benchmark indices are not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

PFPC Distributors, Inc. 3200 Horizon Drive, King of Prussia, PA 19406

--------------------------------------------------------------------------------

                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                                at June 30, 2002
                 (Portfolio composition may change at any time)

Security                 Market Value    % of Portfolio    Sector
--------                 ------------    --------------    ------
Exxon Mobil Corp.         $13,259,717           1.9%       Oil and Gas
General Electric Co.       13,019,629           1.9        Diversified Operations
Microsoft Corp.            13,018,600           1.9        Computer Services and Software
Citigroup, Inc.            12,839,347           1.8        Financial Services
Pfizer, Inc.                8,158,675           1.2        Pharmaceuticals
Wal-Mart Stores, Inc.       6,943,362           1.0        Retail
PepsiCo, Inc.               6,538,330           0.9        Food and Beverages
Kimberly-Clark Corp.        6,479,000           0.9        Consumer Products
Fannie Mae                  6,438,375           0.9        Financial Services
Cisco Systems, Inc.         6,164,505           0.9        Technology

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2002
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT GROWTH FUND*
                                       VS.
                            THE WILSHIRE 5000 INDEX+

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                    GROWTH FUND              WILSHIRE 5000 INDEX
6/92                   10,000                     10,000
6/93                   10,905                     11,615
6/94                   11,683                     11,753
6/95                   13,715                     14,659
6/96                   16,830                     18,502
6/97                   21,194                     23,927
6/98                   24,331                     30,832
6/99                   27,002                     36,872
6/00                   28,725                     40,380
6/01                   25,183                     34,185
6/02                   20,816                     28,503



+WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY
 SECURITIES WITH READILY AVAILABLE PRICE DATA. OVER 7,000 CAPITALIZATION WEIGHTED SECURITY RETURNS ARE USED TO ADJUST THE INDEX.

                                  JUNE 30, 2002
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT INCOME FUND*
                                       VS.
                   THE LEHMAN BROTHERS AGGREGATE BOND INDEX+++
             AND THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX++

 ++THE LEHMAN BROTHERS GOVERNMENT/ CREDIT BOND INDEX IS REPRESENTATIVE OF
   INTERMEDIATE AND LONG-TERM GOVERNMENT AND INVESTMENT GRADE CORPORATE DEBT SECURITIES.

+++THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS REPRESENTATIVE OF INTERMEDIATE
   AND LONG-TERM GOVERNMENT AND INVESTMENT GRADE CORPORATE DEBT SECURITIES.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

          INCOME      LEHMAN AGGREGATE BOND    LEHMAN GOV'T/CREDIT BOND INDEX
6/92      10,000                10,000                     10,000
6/93      11,206                11,178                     11,315
6/94      11,087                11,033                     11,150
6/95      12,123                12,417                     12,573
6/96      12,810                13,041                     13,158
6/97      13,870                14,103                     14,178
6/98      15,226                15,590                     15,777
6/99      15,404                16,081                     16,203
6/00      15,951                16,814                     16,903
6/01      17,595                18,703                     18,785
6/02      18,998                20,317                     20,335


   * THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE TOTAL EXPENSES OF THE FUNDS.

  ** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

NOTE: PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE GRAPHS AND TABLES
      DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2002
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED GROWTH FUND*
                                       VS.
                      THE BLENDED WILSHIRE/AGGREGATE INDEX+
               AND THE BLENDED WILSHIRE/GOVERNMENT/CREDIT INDEX++

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

       BALANCED GROWTH  BLENDED AGGREGATE INDEX  BLENDED GOVERNMENT/CREDIT INDEX
6/92       10,000                 10,000                   10,000
6/93       10,920                 11,440                   11,495
6/94       11,256                 11,463                   11,510
6/95       12,803                 13,738                   13,805
6/96       14,826                 16,175                   16,234
6/97       17,634                 19,548                   19,592
6/98       19,958                 23,757                   23,869
6/99       21,513                 26,848                   26,932
6/00       22,616                 28,871                   28,936
6/01       21,936                 27,510                   27,560
6/02       20,227                 25,716                   25,721



 +THE BLENDED AGGREGATE INDEX IS A COMPOSITE INDEX COMPOSED OF 60% WILSHIRE 5000
  INDEX AND 40% LEHMAN BROTHERS AGGREGATE BOND INDEX.

++THE BLENDED GOVERNMENT/CREDIT INDEX IS A COMPOSITE INDEX COMPOSED OF 60%
  WILSHIRE 5000 INDEX AND 40% LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX.

                                  JUNE 30, 2002
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED INCOME FUND*
                                       VS.
                     THE BLENDED WILSHIRE/AGGREGATE INDEX+++
              AND THE BLENDED WILSHIRE/GOVERNMENT/CREDIT INDEX++++

 +++THE BLENDED AGGREGATE INDEX IS A COMPOSITE INDEX COMPOSED OF 65% WILSHIRE
    5000 INDEX AND 35% LEHMAN BROTHERS AGGREGATE BOND INDEX.

++++THE BLENDED GOVERNMENT/CREDIT INDEX IS A COMPOSITE INDEX COMPOSED OF 65%
    LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX AND 35% WILSHIRE 5000 INDEX.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

         BALANCED INCOME    BLENDED AGGREGATE INDEX   BLENDED GOV'T/CREDIT INDEX
6/92         10,000                 10,000                    10,000
6/93         11,058                 11,331                    11,420
6/94         11,249                 11,282                    11,359
6/95         12,605                 13,179                    13,284
6/96         14,072                 14,818                    14,906
6/97         16,056                 17,124                    17,186
6/98         17,951                 20,027                    20,182
6/99         18,856                 21,810                    21,920
6/00         19,685                 23,183                    23,265
6/01         20,095                 23,630                    23,699
6/02         19,783                 23,581                    23,591

  * THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE TOTAL EXPENSES OF THE FUNDS.

 ** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

NOTE: PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE GRAPHS AND TABLES
      DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  NEW COVENANT GROWTH FUND
                        JUNE 30, 2002
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- 98.3%
            ADVERTISING -- 0.6%
    87,000  Interpublic Group of Co., Inc. .$  2,154,120
    43,900  Lamar Advertising Co.* .........   1,633,519
     7,800  Omnicom Group, Inc. ............     357,240
                                            ------------
                                               4,144,879
                                            ------------
            AEROSPACE -- 0.8%
    91,000  Honeywell International, Inc. ..   3,205,930
    47,400  Teledyne Technologies, Inc.* (L)     983,550
    20,300  United Technologies Corp. ......   1,378,370
                                            ------------
                                               5,567,850
                                            ------------
            AUTOMOTIVE -- 1.1%
    10,600  Bayerische Motoren Werke AG (L)      430,373
    22,200  DaimlerChrysler AG (L) .........   1,077,408
    76,500  Dana Corp. (L) .................   1,417,545
    23,500  General Motors Corp. ...........   1,256,075
    18,062  Hyundai Motor Co. Ltd. GDR ++ ..     271,389
     2,500  Magna International, Inc.
              Class A (L) ..................     172,103
    16,000  Michelin (CGDE) Class B (L) ....     648,356
   165,000  Mitsubishi Motors Corp.* (L) ...     437,775
   153,000  Nissan Motor Co. Ltd. ..........   1,059,521
    13,000  Renault SA (L) .................     607,933
    41,000  Suzuki Motor Corp. .............     505,932
                                            ------------
                                               7,884,410
                                            ------------
            BANKING -- 5.9%
    27,757  ABN AMRO Holdings NV ...........     504,134
    40,336  Allied Irish Banks Plc .........     535,806
    40,917  Australia and New Zealand
              Banking Group Ltd. ...........     443,087
    66,900  Banco Bilbao Vizcaya
              Argentaria, SA* (L) ..........     756,526
    77,700  Bank of America Corp. ..........   5,466,972
    22,500  Bank of Hawaii Corp. ...........     630,000
    49,500  Bank One Corp. .................   1,904,760
    35,700  Barclays Plc ...................     300,389
    51,789  Charter One Financial, Inc. ....   1,780,506
    10,700  Credit Suisse Group* ...........     339,734
   113,000  DBS Group Holdings Ltd. ADR ++ .     793,113
    34,000  ForeningsSparbanken AB .........     431,003
    56,500  Golden West Financial Corp. ....   3,886,070
    32,200  Hang Seng Bank Ltd. (L) ........     344,718
    42,500  Huntington Bancshares, Inc. ....     825,350
   103,700  KeyCorp ........................   2,831,010
    45,176  Lloyds TSB Group Plc ...........     449,673
    12,500  M&T Bank Corp. .................   1,072,000
     9,515  National Australia Bank Ltd. (L)     189,088
    29,200  National Bank of Canada (L) ....     581,738
   111,200  National City Corp. ............   3,697,400
    56,500  Royal Bank of Scotland Group Plc   1,601,908
    22,300  Sky Financial Group, Inc. ......     471,645
    34,300  Standard Chartered Plc .........     365,989
    72,500  U.S. Bancorp* ..................   1,692,875
    49,100  UnionBanCal Corp ...............   2,300,335
    43,000  United Overseas Bank Ltd. ......     309,106
   159,500  Wachovia Corp. .................   6,089,710
    16,200  Webster Financial Corp. ........     619,488
                                            ------------
                                              41,214,133
                                            ------------

--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
            BROADCASTING AND MEDIA -- 2.4%
   283,350  AOL Time Warner, Inc.* .........$  4,168,079
    48,120  Clear Channel
              Communications, Inc.* ........   1,540,802
        29  Fuji Television Network, Inc. ..     167,676
    24,400  Gannett Co., Inc. ..............   1,851,960
   357,600  Liberty Media Corp. Class A* ...   3,576,000
    15,439  News Corp. Ltd. ................      83,897
     5,600  News Corp. Ltd. Sponsored ADR ..     128,408
    46,800  Pearson Plc ....................     465,482
    38,500  Reuters Group Plc ..............     204,228
    16,100  Scripps (E.W.) Co. Class A .....   1,239,700
     7,700  Societe Television Francaise 1 .     206,164
    71,260  Viacom, Inc. Class B* ..........   3,161,806
                                            ------------
                                              16,794,202
                                            ------------
            CHEMICALS -- 1.4%
    18,700  Albemarle Corp. ................     575,025
    21,500  BOC Group Plc ..................     333,955
    92,117  du Pont (E.I.) de
             Nemours and Co. ...............   4,089,995
   133,100  Engelhard Corp. ................   3,769,392
     6,200  Nitto Denko Corp. ..............     203,294
     9,000  Norsk Hydro ASA ................     429,369
     9,600  Shin-Etsu Chemical Co. Ltd. ....     412,495
                                            ------------
                                               9,813,525
                                            ------------
            COMMERCIAL SERVICES -- 0.8%
    20,500  Jacobs Engineering Group, Inc.*      712,990
    38,800  KPMG Consulting, Inc.* .........     576,568
    39,700  Manpower, Inc. .................   1,458,975
    32,900  Sabre Holdings Corp.* ..........   1,177,820
    77,800  USA Interactive* ...............   1,824,410
                                            ------------
                                               5,750,763
                                            ------------
            COMPUTER SERVICES AND SOFTWARE -- 5.1%
    37,980  Affiliated Computer Services, Inc.
              Class A* .....................   1,803,290
    43,800  ASML Holding NV* ...............     693,425
    18,800  Computer Sciences Corp.* .......     898,640
   131,940  Dell Computer Corp.* ...........   3,448,912
    31,380  Electronic Arts, Inc.* (L) .....   2,072,649
    56,000  Electronic Data Systems Corp. ..   2,080,400
     5,900  Fuji Soft ABC, Inc. ............     237,760
    54,700  Gartner, Inc. Class A* (L) .....     552,470
   248,506  Hewlett-Packard Co. ............   3,797,172
     5,200  Hyperion Solutions Corp.* ......      94,834
    47,900  Lexmark International, Inc.* ...   2,605,760
   201,068  Maxtor Corp.* ..................     908,827
   238,000  Microsoft Corp.* ...............  13,018,600
   161,400  Oracle Corp.* ..................   1,528,458
     1,500  SAP AG .........................     147,033
    98,000  Sun Microsystems, Inc.* ........     490,980
    20,600  SunGard Data System, Inc.* .....     545,488
     7,500  TDK Corp. ......................     354,175
                                            ------------
                                              35,278,873
                                            ------------
            CONSTRUCTION AND BUILDING MATERIALS -- 0.9%
    34,600  Bouygues SA (L) ................     966,721
    52,601  CRH Plc ........................     857,176
     3,466  Holcim Ltd.* ...................     795,376
   131,990  Masco Corp. ....................   3,578,249
    50,000  Sekisui House Ltd. .............     367,524
                                            ------------
                                               6,565,046
                                            ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  NEW COVENANT GROWTH FUND
                        JUNE 30, 2002
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            CONSUMER PRODUCTS -- 4.7%
    12,800  Alberto-Culver Co. Class B .....$    611,840
    33,640  Clorox Co. .....................   1,391,014
    21,600  Furniture Brands
              International, Inc.* .........     653,400
    87,500  Gillette Co. ...................   2,963,625
    16,500  Hagemeyer NV ...................     228,141
    30,200  International Flavors &
              Fragrances, Inc. .............     981,198
    26,400  Jones Apparel Group, Inc.* .....     990,000
   104,500  Kimberly-Clark Corp. ...........   6,479,000
    45,700  Leggett & Platt, Inc. ..........   1,069,380
   196,000  Li & Fung Ltd. .................     263,856
    79,800  Mattel, Inc. ...................   1,682,184
    43,340  Maytag Corp. ...................   1,848,451
    41,920  Newell Rubbermaid, Inc. ........   1,469,715
    42,600  Nike, Inc. Class B .............   2,285,490
    29,000  Nikon Corp.* (L) ...............     321,077
     9,600  Nintendo Co. Ltd. ..............   1,413,696
    51,440  Polo Ralph Lauren Corp.* (L) ...   1,152,256
    56,860  Procter & Gamble Co. ...........   5,077,598
    40,500  Reebok International Ltd.* .....   1,194,750
   101,000  Unilever Plc ...................     920,659
                                            ------------
                                              32,997,330
                                            ------------
            DIVERSIFIED OPERATIONS -- 5.9%
     6,380  3M Co. .........................     784,740
    66,000  Brambles Industries Ltd. .......     349,759
    60,000  Centrica Plc ...................     185,662
   141,500  Convergys Corp.* ...............   2,756,420
    39,220  Danaher Corp. ..................   2,602,247
    31,000  Eaton Corp. ....................   2,255,250
   111,600  First Data Corp. ...............   4,151,520
   448,180  General Electric Co. ...........  13,019,629
    90,500  Hutchison Whampoa Ltd. (L) .....     675,875
    40,300  Ingersoll-Rand Co. Class A .....   1,840,098
    26,500  ITT Industries, Inc. ...........   1,870,900
    30,330  SPX Corp. (L) ..................   3,563,775
    91,900  Swire Pacific Ltd. Class A (L) .     470,121
    61,500  Textron, Inc. ..................   2,884,350
   205,900  Thermo Electron Corp.* .........   3,397,350
                                            ------------
                                              40,807,696
                                            ------------
            ELECTRONICS -- 5.5%
    29,200  Actel Corp.* ...................     613,784
    12,300  Advantest Corp. ................     765,568
    10,200  Aixtron AG .....................     128,038
   117,810  Altera Corp.* ..................   1,602,216
    14,600  Amkor Technology, Inc.* (L) ....      90,812
    31,400  Analog Devices, Inc.* ..........     932,580
    85,200  Applied Materials, Inc.* .......   1,620,504
    23,467  Asustek Computer, Inc. GDR* ++ .      70,593
   215,400  Atmel Corp.* ...................   1,348,404
    39,500  Cirrus Logic, Inc.* ............     295,855
   152,100  Cypress Semiconductor Corp.* ...   2,308,878
     6,000  Epcos AG* (L) ..................     196,142
     8,100  Hirose Electric Co. Ltd. (L) ...     706,222
    55,000  Hitachi Ltd.* ..................     355,635
    12,900  Infineon Technologies AG* (L) ..     203,591
     1,300  Infineon Technologies
              AG ADR* (L) ..................      20,137
    91,850  Jabil Circuit, Inc.* ...........   1,938,953
   356,000  Johnson Electric Holdings Ltd. .     422,195
     1,300  Keyence Corp. ..................     275,389
    39,200  KLA-Tencor Corp.* ..............   1,724,408
    24,000  Koninklijke (Royal) Philips
              Electronics NV ...............     670,084
     3,100  Koninklijke (Royal) Philips
              Electronics NV NY Shares .....      85,560

--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
   161,560  LSI Logic Corp.* ...............$  1,413,650
    82,330  Micrel, Inc.* (L) ..............   1,183,905
    83,120  Micron Technology, Inc.* .......   1,680,686
    32,260  Molex, Inc. (L) ................   1,081,678
     5,000  Murata Manufacturing Co. Ltd. ..     321,219
    76,000  NEC Corp. ......................     528,834
    55,050  Novellus Systems, Inc. .........   1,871,700
    38,560  Qlogic Corp.* ..................   1,469,136
     5,100  Rohm Co. Ltd. ..................     761,238
    16,384  Samsung Electronics Co.
              Ltd. GDR ++ ..................   2,240,445
    65,140  Semtech Corp.* (L) .............   1,739,238
    20,200  Sony Corp. .....................   1,066,830
    19,600  STMicroelectronics NV ..........     488,776
     2,900  STMicroelectronics NV NY Shares       70,557
   147,329  Taiwan Semiconductor Manufacturing
              Co. Ltd. Sponsored ADR* ......   1,915,271
    14,800  Teradyne, Inc.* ................     347,800
    22,200  Tokyo Electron Ltd. ............   1,446,585
    27,500  Ultratech Stepper, Inc.* .......     445,225
    67,710  Xilinx, Inc.* ..................   1,518,735
    11,500  Zarlink Semiconductor, Inc.* ...      55,274
                                            ------------
                                              38,022,330
                                            ------------
            ENERGY -- 2.1%
    10,800  Chubu Elec Power Co., Inc. .....     189,678
    54,600  Dominion Resources, Inc. .......   3,614,520
    89,500  Edison International* ..........   1,521,500
    35,600  Entergy Corp. ..................   1,510,864
    67,437  Exelon Corp. ...................   3,526,955
    26,400  FPL Group, Inc. ................   1,583,736
     1,400  Kansai Electric Power Co., Inc.       22,135
    19,000  MDU Resources Group, Inc. ......     499,510
    13,300  Peoples Energy Corp. (L) .......     484,918
    30,500  Pinnacle West Capital Corp. ....   1,204,750
     6,800  Tokyo Electric Power Co., Inc. .     139,851
                                            ------------
                                              14,298,417
                                            ------------
            ENTERTAINMENT AND LEISURE -- 0.3%
    37,100  Callaway Golf Co. (L) ..........     587,664
    22,700  Six Flags, Inc.* (L) ...........     328,015
    50,800  Walt Disney Co. ................     960,120
                                            ------------
                                               1,875,799
                                            ------------
            FINANCIAL SERVICES -- 9.0%
     8,200  Acom Co. Ltd. ..................     560,322
     3,890  Aiful Corp. ....................     255,101
    72,450  Ambac Financial Group, Inc. (L)    4,868,640
    28,700  American Express Co. ...........   1,042,384
    41,700  Certegy, Inc.* .................   1,547,487
   331,338  Citigroup, Inc. ................  12,839,347
    20,000  Countrywide Credit
              Industries, Inc. .............     965,000
    62,000  Daiwa Securities Group, Inc. ...     401,932
    78,500  Equifax, Inc. ..................   2,119,500
    87,300  Fannie Mae .....................   6,438,375
    84,600  Freddie Mac ....................   5,177,520
    42,370  Goldman Sachs Group, Inc. ......   3,107,839
    16,400  HBOS Plc .......................     177,492
    13,200  ING Groep NV ...................     338,953
    18,800  Investment Technology
              Group, Inc.* .................     614,760
    28,400  Irish Life & Permanent Plc .....     410,911
    10,700  Jefferies Group, Inc. (L) ......     450,470
    10,800  Legg Mason, Inc. ...............     532,872
    24,500  Lehman Brothers Holdings, Inc. .   1,531,740
    74,400  MBIA, Inc. .....................   4,205,832
   121,700  Merrill Lynch & Co., Inc. ......   4,928,850
    15,600  Metris Cos., Inc. (L) ..........     129,636

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  NEW COVENANT GROWTH FUND
                        JUNE 30, 2002
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
    88,920  Morgan Stanley .................$  3,830,674
   104,000  Nikko Cordial Corp. ............     524,963
    31,000  Nomura Holdings, Inc. ..........     455,213
     6,100  Orix Corp. .....................     492,149
    51,500  PNC Financial Services Group ...   2,692,420
     6,300  Promise Co. Ltd. ...............     317,481
     6,000  UBS AG* ........................     301,784
    30,400  Wells Fargo & Co. ..............   1,521,824
                                            ------------
                                              62,781,471
                                            ------------
            FOOD AND BEVERAGES -- 4.0%
    33,500  Bunge Ltd. .....................     706,850
     3,500  Carrefour SA ...................     189,426
    28,100  Coca-Cola Co. ..................   1,573,600
    43,600  Compass Group Plc ..............     264,512
     2,800  Groupe Danone (L) ..............     384,937
    63,660  Kellogg Co. ....................   2,282,848
     5,500  Koninklijke Numico NV ..........     123,359
   225,700  Kroger Co.* ....................   4,491,430
    20,300  Lance, Inc. ....................     295,974
     4,664  Nestle SA* .....................   1,087,530
   120,300  Pepsi Bottling Group, Inc. .....   3,705,240
   135,650  PepsiCo, Inc. ..................   6,538,330
   167,500  Safeway, Inc.* .................   4,889,325
    34,000  Tate & Lyle Plc ................     181,912
    74,937  Tesco Plc ......................     272,434
    73,000  Woolworths Ltd. ................     538,892
                                            ------------
                                              27,526,599
                                            ------------
            FORESTRY AND PAPER PRODUCTS -- 0.8%
    16,700  Bowater, Inc. ..................     907,979
    58,600  International Paper Co. ........   2,553,788
    27,000  Sumitomo Forestry Co. Ltd. .....     161,744
    24,100  Temple-Inland, Inc. ............   1,394,426
    20,400  UPM-Kymmene Oyj (L) ............     803,081
                                            ------------
                                               5,821,018
                                            ------------
            HEALTH SERVICES -- 2.5%
   114,410  Aetna, Inc. ....................   5,488,248
    31,200  Anthem, Inc.* ..................   2,105,376
   108,500  HCA, Inc. ......................   5,153,750
    71,700  McKesson Corp. .................   2,344,590
    31,300  Wellpoint Health Networks, Inc.*   2,435,453
                                            ------------
                                              17,527,417
                                            ------------
            HOTELS AND OTHER LODGING PLACES -- 0.4%
     6,300  Accor SA (L) ...................     255,539
    23,600  Marriott International, Inc.
              Class A ......................     897,980
   240,000  Shangri-La Asia Ltd. ...........     200,008
    53,200  Starwood Hotels & Resorts
              Worldwide, Inc. ..............   1,749,748
                                            ------------
                                               3,103,275
                                            ------------
            INSURANCE -- 4.6%
    70,764  Aegon NV .......................   1,475,342
    81,500  Aflac, Inc. ....................   2,608,000
     1,700  Allianz AG (L) .................     343,264
    76,000  Allstate Corp. .................   2,810,480
    83,679  American International
              Group, Inc. ..................   5,709,418
    75,500  Aon Corp. ......................   2,225,740
    17,200  Arhtur J. Gallagher & Co. ......     595,980
    23,400  Assicurazioni Generali S.p.A (L)     554,650
        53  Berkshire Hathaway, Inc.
              Class A* .....................   3,540,400

--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
    56,700  Hartford Financial Services
              Group, Inc. ..................$  3,371,949
    44,900  Marsh & McLennan Cos., Inc. ....   4,337,340
   126,000  Mitsui Sumitomo Insurance
              Co. Ltd. .....................     678,063
    65,500  Prudential Plc .................     599,058
    52,000  QBE Insurance Group Ltd. .......     193,832
    25,400  Reinsurance Group of
              America, Inc. (L) ............     782,828
    18,881  Swiss Re .......................   1,846,041
                                            ------------
                                              31,672,385
                                            ------------
            MACHINERY AND EQUIPMENT -- 0.1%
     5,700  Schneider Electric SA ..........     306,524
    13,000  Ushio, Inc. ....................     154,452
                                            ------------
                                                 460,976
                                            ------------
            MANUFACTURING -- 1.0%
    29,700  Assa Abloy AB Class B ..........     418,507
    73,320  Pactiv Corp.* ..................   1,745,016
    34,000  Pall Corp. .....................     705,500
    37,400  Rayovac Corp.* (L) .............     693,022
    20,200  Sealed Air Corp.* (L) ..........     813,454
     8,500  Siemens AG .....................     510,237
     9,200  Tecumseh Products Co. Class A ..     488,336
    16,700  THK Co. Ltd. (L) ...............     321,164
    42,000  ThyssenKrupp AG ................     634,648
   124,000  Toray Industries, Inc. .........     332,098
    13,900  Veeco Instruments, Inc.* (L) ...     321,229
                                            ------------
                                               6,983,211
                                            ------------
            MEDICAL PRODUCTS -- 3.8%
    12,800  Bard (C.R.), Inc. ..............     724,224
    23,350  Baxter International, Inc. .....   1,037,908
    22,900  Beckman Coulter, Inc. ..........   1,142,710
    69,600  Becton, Dickinson and Co. ......   2,397,720
    90,500  Boston Scientific Corp.* .......   2,653,460
    35,800  Cambrex Corp. ..................   1,435,580
    18,200  DENTSPLY International, Inc. ...     671,762
     5,700  Essilor International SA .......     231,765
    26,600  Gene Logic, Inc.* (L) ..........     372,400
    66,100  Genzyme Corp.* .................   1,271,764
     5,900  Hoya Corp. .....................     429,248
   123,500  IMS Health, Inc. ...............   2,216,825
    88,600  Incyte Genomics, Inc.* .........     644,122
    81,300  Johnson & Johnson ..............   4,248,738
    23,900  Medtronic, Inc. ................   1,024,115
    32,900  Sanofi-Synthelabo SA (L) .......   2,001,560
    19,910  St. Jude Medical, Inc.* ........   1,470,354
    55,800  Triad Hospitals, Inc.* (L) .....   2,364,804
                                            ------------
                                              26,339,059
                                            ------------
            METALS AND MINING -- 0.6%
     4,800  Alcan, Inc. (L) ................     182,104
    16,200  Alcoa, Inc. ....................     537,030
   110,462  BHP Billiton Ltd. ..............     638,709
    41,301  BHP Billiton Ltd. Sponsored ADR      487,352
     3,000  Companhia Vale do Rio Doce ADR*       83,010
    46,700  Freeport-McMoRan Copper &
              Gold, Inc.* (L) ..............     833,595
    12,000  Inco Ltd.* .....................     271,680
     5,100  Pechiney SA (L) ................     232,956
    22,900  Precision Castparts Corp. ......     755,700
    55,000  WMC Ltd. .......................     280,660
    14,000  Xstrata Plc* ...................     181,287
                                            ------------
                                               4,484,083
                                            ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  NEW COVENANT GROWTH FUND
                        JUNE 30, 2002
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            OIL AND GAS -- 6.1%
    59,840  Air Products and Chemicals, Inc. $ 3,020,125
    19,900  Amerada Hess Corp. .............   1,641,750
    69,000  BG Group Plc ...................     300,283
    51,700  Burlington Resources, Inc. .....   1,964,600
    56,411  ChevronTexaco Corp. ............   4,992,374
    42,600  Conoco, Inc. ...................   1,184,280
    15,700  Devon Energy Corp. .............     773,696
   109,500  El Paso Corp. ..................   2,256,795
    59,350  ENI S.p.A. (L) .................     943,710
   324,040  Exxon Mobil Corp. ..............  13,259,717
   205,600  Halliburton Co. ................   3,277,264
    16,000  Kinder Morgan, Inc. ............     608,320
     4,763  L'Air Liquide SA (L) ...........     732,815
     6,900  Lukoil Sponsored ADR (L) .......     447,628
    83,500  Marathon Oil Corp. .............   2,264,520
    21,175  Patina Oil & Gas Corp. .........     580,830
     8,000  Praxair, Inc. ..................     455,760
    26,500  Royal Dutch Petroleum Co. ......   1,476,104
     1,900  Royal Dutch Petroleum Co.
              NY Shares ....................     105,013
    67,000  Statoil ASA ....................     598,212
    19,000  Suncor Energy, Inc. (L) ........     332,306
    41,600  Sunoco, Inc. ...................   1,482,208
                                            ------------
                                              42,698,310
                                            ------------
            PHARMACEUTICALS -- 9.0%
   149,100  Abbott Laboratories ............   5,613,615
    32,400  Allergan, Inc. .................   2,162,700
    41,220  AmerisourceBergen Corp. ........   3,132,720
    37,880  Astrazeneca Plc ................   1,568,252
    42,570  Astrazeneca Plc (Stockholm
              Registered) ..................   1,769,469
     2,000  Astrazeneca Plc Sponsored ADR ..      82,000
    64,900  Biovail Corp.* (L) .............   1,879,504
    25,400  Bristol-Meyers Squibb Co .......     652,780
    31,000  Cephalon, Inc.* (L) ............   1,401,200
    37,000  Chugai Pharmaceutical
              Co. Ltd. (L) .................     442,681
    10,700  CV Therapeutics, Inc.* (L) .....     199,234
     5,900  Elan Corp. Plc Sponsored
              ADR* (L) .....................      32,273
    61,500  Eli Lilly and Co. ..............   3,468,600
    28,000  Gilead Sciences, Inc.* .........     920,640
     9,000  GlaxoSmithKline Plc* ...........     194,534
    19,600  Immunex Corp.* .................     437,864
    70,300  Merck & Co., Inc. ..............   3,559,992
    82,000  Mylan Laboratories, Inc. (L) ...   2,570,700
    32,745  Novartis AG* ...................   1,440,151
    87,500  Omnicare, Inc. .................   2,297,750
   233,105  Pfizer, Inc. ...................   8,158,675
   136,100  Pharmacia Corp. ................   5,096,945
    34,900  Regeneron Pharmaceuticals,
              Inc.* (L) ....................     506,399
     7,200  Roche Holdings AG* .............     544,300
    16,000  Sankyo Co. Ltd. ................     217,594
   208,500  Schering-Plough Corp. ..........   5,129,100
    46,000  Shionogi & Co. Ltd. ............     586,821
    24,100  Shire Pharmaceuticals Group Plc*     213,069
    28,100  Waters Corp.* ..................     750,270
   163,500  Watson Pharmaceuticals,
              Inc.* (L) ....................   4,131,645
    64,700  Wyeth ..........................   3,312,640
                                            ------------
                                              62,474,117
                                            ------------
            PRINTING AND PUBLISHING -- 0.5%
    25,000  Knight-Ridder, Inc. ............   1,573,750
    29,968  Singapore Press Holdings, Ltd. .     337,556
    34,900  Thomson Corp. (L) ..............   1,100,542
    10,621  VNU NV .........................     295,168
                                            ------------
                                               3,307,016
                                            ------------

--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
            REAL ESTATE -- 0.7%
    35,600  Arden Realty, Inc. .............$  1,012,820
   104,000  Cheung Kong (Holdings) Ltd. ....     866,699
   173,000  Hang Lung Properties Ltd. (L) ..     197,405
   114,000  Hongkong Land Holdings Ltd. ....     183,540
    36,400  Liberty Property Trust .........   1,274,000
    60,000  Mitsubishi Estate Co. Ltd. .....     490,588
    63,000  Mitsui Fudosan Co. Ltd. ........     557,168
    46,000  Sumitomo Realty & Development
              Co. Ltd. (L) .................     279,018
                                            ------------
                                               4,861,238
                                            ------------
            RESTAURANTS -- 0.5%
    14,900  AFC Enterprises, Inc.* .........     465,625
    96,900  McDonald's Corp. ...............   2,756,805
                                            ------------
                                               3,222,430
                                            ------------
            RETAIL -- 6.3%
    28,000  Aeon Co. Ltd. ..................     747,563
    25,700  AutoZone, Inc.* ................   1,986,610
    55,400  Bed Bath & Beyond, Inc.* .......   2,090,796
    94,090  Circuit City Stores-Circuit
              City Group (L) ...............   1,764,187
   108,200  CVS Corp. ......................   3,310,920
    67,000  Dillard's, Inc. ................   1,761,430
    28,600  Family Dollar Stores, Inc. .....   1,008,150
   164,360  Home Depot, Inc. ...............   6,036,943
    22,900  Hot Topic, Inc.* (L) ...........     611,659
    27,900  Industria de Diseno
              Textil, SA* (L) ..............     589,120
    72,869  Limited Brands .................   1,552,110
    21,000  Longs Drug Stores Corp. ........     594,090
   100,300  Lowe's Co., Inc. ...............   4,553,620
    63,143  Marks & Spencer Group Plc ......     358,772
    14,600  Metro AG (L) ...................     449,162
    77,600  Staples, Inc.* .................   1,528,720
    46,010  Talbots, Inc. (L) ..............   1,610,350
    68,200  Target Corp. ...................   2,598,420
    58,070  Tiffany & Co. ..................   2,044,064
    36,600  TJX Co., Inc. ..................     717,726
    19,900  Too, Inc.* .....................     612,920
    22,400  Tweeter Home Entertainment
              Group, Inc.* (L) .............     366,016
   126,220  Wal-Mart Stores, Inc. ..........   6,943,362
                                            ------------
                                              43,836,710
                                            ------------
            TECHNOLOGY -- 3.1%
     5,000  Canon, Inc. ....................     188,977
   441,900  Cisco Systems, Inc.* ...........   6,164,505
    13,600  Helix Technology Corp. (L) .....     280,160
   332,780  Intel Corp. ....................   6,079,890
    73,200  International Business
              Machines Corp. ...............   5,270,400
    67,520  Marvell Technology
              Group Ltd.* (L) ..............   1,342,973
   104,290  Texas Instruments, Inc. ........   2,471,673
                                            ------------
                                              21,798,578
                                            ------------
            TELECOMMUNICATIONS -- 5.3%
    32,300  America Movil SA de CV,
              Series L ADR .................     432,820
   255,800  AT&T Corp. .....................   2,737,060
   182,421  AT&T Wireless Services, Inc.* ..   1,067,163
    27,800  BellSouth Corp. ................     875,700
    79,000  CenturyTel, Inc. (L) ...........   2,330,500
   121,000  China Mobile (Hong Kong) Ltd.* .     358,359
   230,500  Citizens Communications Co.* (L)   1,926,980
    42,200  Comcast Corp., Special Class A*    1,006,048
     8,600  Deutsche Telekom AG (L) ........      80,689

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  NEW COVENANT GROWTH FUND
                        JUNE 30, 2002
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            TELECOMMUNICATIONS --  (CONTINUED)
    30,000  Hellenic Telecommunications
              Organization SA (OTE) ........$    474,060
        59  Japan Telecom Co. Ltd. .........     168,844
    69,900  Motorola, Inc. .................   1,007,958
    44,000  National Grid Group Plc ........     312,547
    31,600  Nextel Partners, Inc. Class A* .      95,116
   104,900  Nokia Oyj ......................   1,535,380
    31,500  Nortel Networks Corp.* (L) .....      45,675
        38  NTT Corp. ......................     156,304
       419  NTT DoCoMo, Inc. ...............   1,031,279
    23,970  Portugal Telecom, SGPS, SA .....     169,265
    20,300  QUALCOMM, Inc.* ................     558,047
    95,200  SBC Communications, Inc. .......   2,903,600
 1,242,799  Singapore Telecommunications
              Ltd. .........................     963,732
   195,500  Sprint Corp. ...................   2,074,255
     2,843  Swisscom AG ....................     827,214
   152,200  Sycamore Networks, Inc.* .......     587,492
    37,800  Telecom Italia S.p.A . (L) .....     200,474
   102,000  Telefonaktiebolaget LM Ericsson,
              Class B* .....................     154,273
     1,200  Telefonaktiebolaget LM Ericsson
              Sponsored ADR* ...............       1,728
    19,076  Telefonica, SA* ................     160,140
     3,592  Telefonica, SA Sponsored ADR* ..      89,261
    33,400  Telefonos de Mexico, SA de CV
              (TelMex), Series L
              Sponsored ADR ................   1,071,472
    24,000  Telephone and Data
              Systems, Inc. ................   1,453,200
    62,250  Univision Communications,
              Inc.* (L) ....................   1,954,650
   116,352  Verizon Communications, Inc. ...   4,671,533
    30,200  Vivendi Universal SA (L) .......     652,599
 1,802,368  Vodafone Group Plc .............   2,472,647
    40,000  Vodafone Telecel - Comunicacoes
              Pessoais SA ..................     279,695
                                            ------------
                                              36,887,759
                                            ------------
            TRANSPORTATION -- 2.0%
    43,800  Atlantic Coast Airlines
              Holdings, Inc.* ..............     950,460
    15,100  British Airways Plc* ...........      42,870
    54,300  Burlington Northern
              Santa Fe Corp. ...............   1,629,000
    28,300  Continental Airlines Inc.
              Class B* .....................     446,574
    38,900  CSX Corp. ......................   1,363,445
    42,700  FedEx Corp. ....................   2,280,180
    28,500  GATX Corp. (L) .................     857,850
    76,000  Japan Airlines Co. Ltd. ........     214,324
    33,400  Kansas City Southern* ..........     567,800
    53,000  Mesa Air Group, Inc.* (L) ......     487,600
    44,000  Singapore Airlines Ltd. ........     321,275
    22,700  SkyWest, Inc. ..................     530,953
    89,000  Tokyu Corp. (L) ................     344,547
    20,300  Union Pacific Corp. ............   1,284,584
    16,190  United Parcel Service,
              Inc. Class B .................     999,732
    35,100  USFreightways Corp. ............   1,329,237
                                            ------------
                                              13,650,431
                                            ------------
            WASTE MANAGEMENT -- 0.5%
   124,000  Republic Services, Inc.* .......   2,364,680
    36,400  Waste Management, Inc. .........     948,220
                                            ------------
                                               3,312,900
                                            ------------
            Total Common Stock
              (Cost $767,678,304) .......... 683,764,236
                                            ------------

--------------------------------------------------------
  Principal                                       Value
   Amount                                       (Note 2)
--------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 0.0%#
   (Cost $79,375)
            FINANCIAL SERVICES -- 0.0%#
            Hellenic Exchange Finance SCA
$   81,000    2.000% due 08/02/2005 ........$     86,676
                                            ------------
   Shares
   ------
PREFERRED STOCK -- 0.0% #
            BROADCASTING AND MEDIA -- 0.0% #
    25,155  News Corp. Ltd.Ord. ............     115,513
                                            ------------
            FINANCIAL SERVICES -- 0.0% #
27,000,000  Sanwa International Finance
              Bermuda Trust ................      86,729
                                            ------------
            Total Preferred Stock
              (Cost $556,798) ..............     202,242
                                            ------------
EXCHANGE TRADED FUNDS -- 0.3% (Cost $2,156,068)
    21,800  SPDR Trust Series 1 (L) ........   2,157,328
                                            ------------
  Principal
   Amount
  ---------
REPURCHASE AGREEMENTS -- 1.7% (Cost $11,729,000)
$11,729,000 Agreement dated 06/28/2002 with
              State Street Bank, 1.750% to be
              repurchased at $11,730,710 on
              07/1/2002, collateralized by
              $12,220,000 Federal National
              Mortgage Association 7.000%
              Due 06/1/2029, Market Value
              $12,046,883 ..................  11,729,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $782,199,544) ............ 100.3%  $697,939,482

OTHER ASSETS AND
   LIABILITIES (NET) ..............  (0.3)%   (2,317,259)
                                    -----   ------------
NET ASSETS ........................ 100.0%  $695,622,223
                                    =====   ============

--------------------------
*   Non-income producing security.
+ Principal amount is stated in the currency of the country in which the security is denominated.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $3,375,540 or 0.49% of net assets.
#   Amount represents less than 0.1%.
(L) Securities lending -- securities in whole or in part on loan at June 30, 2002.

     ABBREVIATIONS:
 ADR -- American Depository Receipt
 GDR -- Global Depository Receipt
Ord. -- Ordinary

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  NEW COVENANT INCOME FUND
                        JUNE 30, 2002
--------------------------------------------------------
 Principal                                        Value
  Amount                                        (Note 2)
--------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 27.2%
$1,050,000  Albertson's Inc.
              8.000% due 05/01/2031 ........$  1,165,820
 1,900,000  Alcoa, Inc.
              6.500% due 06/15/2018 ........   1,896,095
 1,900,000  Alliance Capital Management
              5.625% due 08/15/2006 ........   1,948,900
            American General Finance
 1,000,000    5.875% due 07/14/2006 ........   1,033,597
 3,900,000    6.100% due 05/22/2006 ........   4,080,800
 2,500,000  AOL Time Warner, Inc.
              6.125% due 04/15/2006 ........   2,431,982
 2,325,000  AT&T Wireless Services, Inc.
              8.125% due 05/01/2012 ........   1,899,458
 2,925,000  Bank of America Corp.
              6.875% due 02/15/2005 ........   3,129,490
 1,180,000  BellSouth Telecommunications, Inc.
              6.375% due 06/01/2028 ........   1,106,954
 1,125,000  BRE Properties, Inc.
              7.125% due 02/15/2013 ........   1,150,931
 1,250,000  Burlington North Santa Fe
              6.750% due 07/15/2011 ........   1,314,166
 2,000,000  Caterpillar Financial Services Corp.
              6.090% due 03/01/2004 ........   2,090,408
 5,250,000  Citigroup, Inc.
              6.750% due 12/01/2005 ........   5,648,107
            Coca-Cola Enterprises, Inc.
10,000,000    0.000% due 06/20/2020(b) .....   3,066,280
 1,750,000    6.125% due 08/15/2011(L) .....   1,805,317
 1,375,000  Conoco Funding Co.
              5.450% due 10/15/2006 ........   1,409,928
 1,050,000  Consolidated Natural Gas Co.
              6.850% due 04/15/2011 ........   1,094,476
 3,000,000  DaimlerChrysler North American Holdings
              7.300% due 01/15/2012 ........   3,147,822
 1,800,000  Delphi Automotive Systems Corp.
              6.125% due 05/01/2004 ........   1,865,146
 3,000,000  Dominion Resources, Inc.
              7.625% due 07/15/2005 ........   3,255,375
   500,000  Dow Chemical Co.
              7.375% due 11/01/2029 ........     529,278
 1,265,000  Duke Realty Corp.
              7.050% due 03/01/2006(a) .....   1,327,386
            EOP Operating LP
 3,150,000    6.500% due 06/15/2004 ........   3,274,353
 1,600,000    6.800% due 01/15/2009 ........   1,665,024
 3,975,000  Equity Residential Properties
              6.875% due 11/01/2004 ........   4,191,089
 2,213,181  FedEx Corp.
              6.720% due 01/15/2022 ........   2,292,015
 1,950,000  Firstar Bank
              7.125% due 12/01/2009 ........   2,132,939
 5,000,000  First Security Corp.
              7.000% due 07/15/2005 ........   5,430,775
            Ford Motor Credit Co.
 5,200,000    5.800% due 01/12/2009 ........   4,895,530
   840,000    7.600% due 08/01/2005 ........     882,516
            General Electric Capital Corp.
 2,600,000    5.000% due 06/15/2007 ........   2,622,591
 2,500,000    5.375% due 03/15/2007(L) .....   2,559,485
            General Motors Acceptance Corp.
 1,570,000    5.850% due 01/14/2009 ........   1,516,611
 2,400,000    6.875% due 09/15/2011 ........   2,386,774
            General Motors Corp.
 1,475,000    7.200% due 01/15/2011 ........   1,504,555
   615,000    8.800% due 03/01/2021 ........     699,226

--------------------------------------------------------
 Principal                                        Value
  Amount                                        (Note 2)
--------------------------------------------------------
$1,400,000  Georgia Power Co.
              6.200% due 02/01/2006 ........$  1,463,890
            Household Finance Corp.
 2,490,000    5.875% due 09/25/2004 ........   2,562,095
 2,000,000    6.400% due 06/17/2008 ........   2,008,844
            International Lease Finance Corp.
 3,000,000    5.540% due 03/21/2005 ........   3,092,304
 2,000,000    5.950% due 06/06/2005 ........   2,080,094
 1,070,000  International Paper Co.
              6.500% due 11/15/2007 ........   1,120,343
            May Department Stores Co.
 4,575,000    6.900% due 01/15/2032 ........   4,554,820
   675,000    7.450% due 09/15/2011 ........     740,200
 5,000,000  Merrill Lynch & Co.
              5.360% due 02/01/2007 ........   5,061,080
 3,525,000  Morgan Stanley
              5.800% due 04/01/2007 ........   3,618,850
            National City Corp.
 3,250,000    6.875% due 05/15/2019 ........   3,334,767
 2,000,000    7.200% due 05/15/2005 ........   2,172,242
 2,500,000  Nationwide Life
              5.350% due 02/15/2007++ ......   2,558,325
 2,475,000  Paccar Financial Corp.
              6.920% due 08/15/2003 ........   2,588,159
 1,120,000  Pacific Bell
              6.625% due 11/01/2009 ........   1,185,661
            PNC Funding Corp.
 3,050,000    6.125% due 09/01/2003 ........   3,154,862
 3,480,000    6.125% due 02/15/2009 ........   3,516,150
 1,025,000  Prologis Trust
              7.000% due 10/01/2003 ........   1,061,438
 3,000,000  SBC Communications
              5.875% due 02/01/2012(L) .....   3,002,007
            Sprint Capital Corp.
 1,500,000    6.875% due 11/15/2028 ........     940,989
 2,000,000    8.375% due 03/15/2012++ ......   1,659,468
            Suntrust Banks, Inc.
 4,000,000    6.000% due 02/15/2026 ........   4,150,668
   845,000    6.125% due 02/15/2004 ........     885,374
 1,090,000  United Parcel Service
              8.375% due 04/01/2030 ........   1,333,068
 2,500,000  USAA Capital Corp.
              5.591% due 12/20/2006++ ......   2,559,735
   400,000  Verizon New Jersey, Inc.
              5.875% due 01/17/2012 ........     374,460
 1,825,000  Washington Mutual, Inc.
              7.500% due 08/15/2006 ........   1,975,787
 3,175,000  Weyerhaeuser Co.
              7.375% due 03/15/2032++ ......   3,232,382
                                            ------------
            Total Corporate Fixed Income Securities
              (Cost $145,044,273) .......... 148,439,261
                                            ------------
MORTGAGE BACKED SECURITIES -- 44.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 15.7%
26,144,911    5.500% due 08/15/2011
                to 03/01/2032 ..............  25,922,548
37,115,475    6.000% due 09/15/2014
                to 08/15/2032 ..............  37,743,799
21,275,000    6.500% due 05/15/2021
                to 05/15/2031 ..............  21,683,630
                                            ------------
                                              85,349,977
                                            ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 27.1%
32,818,603    5.500% due 05/25/2012
                to 04/01/2017 ..............  33,074,080
 5,450,000    5.750% due 01/25/2013 ........   5,646,287
14,315,000    6.000% due 09/25/2014
                to 12/25/2024 ..............  14,738,986

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  NEW COVENANT INCOME FUND
                        JUNE 30, 2002
--------------------------------------------------------
 Principal                                        Value
  Amount                                        (Note 2)
--------------------------------------------------------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- (CONTINUED)
$4,266,760    6.140% due 04/01/2009 ........$  4,482,765
 2,527,489    6.150% due 02/01/2011 ........   2,648,809
 1,971,388    6.230% due 01/01/2008 ........   2,084,127
 6,880,000    6.250% due 10/25/2022 ........   7,213,209
25,779,256    6.500% due 11/25/2007
                to 01/25/2023 ..............  26,762,684
 6,782,074    6.790% due 07/01/2009 ........   7,356,431
 2,432,487    6.905% due 11/01/2003 ........   2,520,665
 2,440,000    7.000% due 07/18/2012 ........   2,645,405
 1,466,692    7.010% due 11/01/2008 ........   1,607,494
 3,153,563    7.280% due 10/01/2003 ........   3,259,996
 2,286,167    7.305% due 05/01/2007 ........   2,511,212
20,530,679    7.500% due 05/01/2027
                to 08/25/2041 ..............  21,622,820
 5,454,269    7.529% due 04/01/2010 ........   6,155,143
 2,305,382    7.740% due 06/01/2007 ........   2,578,426
 1,064,743    8.000% due 08/01/2004
                to 11/01/2030 ..............   1,136,939
                                            ------------
                                             148,045,478
                                            ------------
            GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION (GNMA) -- 1.2%
 6,480,000  6.500% due 07/15/2032 ..........   6,613,650
                                            ------------
            Total Mortgage Backed Securities
              (Cost $236,136,532) .......... 240,009,105
                                            ------------
ASSET-BACKED SECURITIES -- 8.6%
 5,000,000  Capital One Master Trust, Class A
              1.980% due 01/15/2009(a) .....   5,015,832
 3,200,000  Lehman Brothers Commercial
              Conduit Mortgage Trust, Class A2
              6.780% due 06/15/2031 ........   3,454,922
 4,691,055  Lehman Brothers-UBS Commercial
              Mortgage Trust, Class A1
              7.180% due 09/15/2019 ........   5,073,706
            MBNA Master Credit Card Trust, Class A
 6,500,000    2.030% due 11/17/2008(a) .....   6,531,714
 5,000,000    7.000% due 02/15/2012 ........   5,553,992
 2,815,000  Morgan Stanley Capital I, Class A3
              5.520% due 12/15/2035 ........   2,816,689
 5,115,000  Reliant Energy Transition Bond Co.,
              Class A4
              5.630% due 09/15/2015 ........   5,124,873
            Residential Asset Mortgage Products, Inc.,
              Class A
 5,115,000    4.980% due 09/25/2028 ........   5,192,963
 5,865,000    5.572% due 02/25/2032 ........   5,848,578
 2,000,000  Saxon Asset Securities Trust, Class AF4
              8.234% due 03/25/2024 ........   2,085,924
                                            ------------
            Total Asset-Backed Securities
              (Cost $46,116,218) ...........  46,699,193
                                            ------------
U.S. TREASURY OBLIGATIONS -- 11.4%
            U.S. TREASURY BONDS -- 6.6%
 5,440,000    5.250% due 11/15/2028(L) .....   5,116,467
28,775,000    6.250% due 08/15/2023(L) .....  30,839,318
                                            ------------
                                              35,955,785
                                            ------------

--------------------------------------------------------
 Principal                                        Value
  Amount                                        (Note 2)
--------------------------------------------------------
U.S. TREASURY NOTES -- 4.8%
$23,520,000   5.875% due 11/15/2004(L) .....$ 25,004,724
    930,000   6.125% due 08/15/2007(L) .....   1,013,938
                                            ------------
                                              26,018,662
                                            ------------
            Total U.S. Treasury Obligations
              (Cost $61,640,999) ...........  61,974,447
                                            ------------
   Shares
   ------
CLOSED END INVESTMENT COMPANIES -- 3.2%
   372,400  BlackRock North American
              Government Income Trust, Inc.    4,033,092
   220,300  BlackRock Strategic Term
              Trust, Inc. ..................   2,161,143
   602,700  Hyperion 2002 Term Trust, Inc. .   5,966,730
   415,500  MFS Government Markets
              Income Trust .................   2,804,625
   244,800  TCW/DW Term Trust 2003 .........   2,634,048
                                            ------------
            Total Closed End Investment Companies
              (Cost $14,845,434) ...........  17,599,638
                                            ------------
FOREIGN COMMON STOCK -- 0.0%# (Cost $0)
            DIVERSIFIED OPERATIONS -- 0.0%#
    97,292  Guangdong Investment Ltd.
              (Hong Kong) ..................       9,605
                                            ------------
  Principal
   Amount
  ---------
TRADED CUSTODY RECEIPT -- 1.1% (Cost $6,304,565)
$6,150,000  Morgan Stanley Tracers
              5.894% due 03/01/2007(a) ++ ..   6,271,253
                                            ------------
REPURCHASE AGREEMENTS -- 6.8% (Cost $36,950,000)
36,950,000  Agreement dated 06/28/2002 with
              State Street Bank, 1.750% to be
              repurchased at $36,955,389 on
              07/01/2002, collateralized by
              $38,460,000 Federal National
              Mortgage Association 7.000% due
              06/01/2016, market value
              $37,915,150 ..................  36,950,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $547,038,021) ............ 102.3%  $557,952,502
                                            ------------

OTHER ASSETS AND
   LIABILITIES (NET) .............. (2.3)%   (12,596,030)
                                    ------  ------------
NET ASSETS ........................ 100.0%  $545,356,472
                                    ======  ============

--------------------------------------------------------------------------------
++   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities my be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $16,281,163 or 2.99% of net assets.
#    Amount represents less than 0.1%.
(a) Variable Rate Security. The interest rate shown reflects the rate in effect as of June 30, 2002.
(b)  Zero coupon security.
(L) Securities lending -- securities in whole or in part on loan at June 30, 2002.

                 See accompanying notes to financial statements.

              NEW COVENANT BALANCED GROWTH FUND
                        JUNE 30, 2002
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
INVESTMENT COMPANIES -- 98.6%
 6,759,348  New Covenant Growth Fund .......$163,103,061
 4,669,719  New Covenant Income Fund ....... 119,264,632
                                            ------------
            Total Investment Companies
              (Cost $327,710,018) .......... 282,367,693
                                            ------------
  Principal
   Amount
  ---------
REPURCHASE AGREEMENTS -- 1.4% (Cost $4,007,000)
$4,007,000  Agreement dated 06/28/2002 with
              State Street Bank, 1.750% to be
              repurchased at $4,007,584 on
              07/01/2002, collateralized by
              $4,175,000 Federal National Mortgage
              Association 7.000% due 06/01/2029,
              market value $4,115,854 ......   4,007,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $331,717,018) .............100.0%  $286,374,693

OTHER ASSETS AND
   LIABILITIES (NET) ...............  0.0%#      (60,325)
                                    -----   ------------
NET ASSETS .........................100.0%  $286,314,368
                                    =====   ============

              NEW COVENANT BALANCED INCOME FUND
                        JUNE 30, 2002
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
INVESTMENT COMPANIES -- 98.5%
 1,517,990  New Covenant Growth Fund .......$ 36,629,108
 2,963,286  New Covenant Income Fund .......  75,682,326
                                            ------------
            Total Investment Companies
              (Cost $121,882,391) .......... 112,311,434
                                            ------------
  Principal
   Amount
  ---------
REPURCHASE AGREEMENTS -- 1.5% (Cost $1,693,000)
$1,693,000  Agreement dated 06/28/2002 with
              State Street Bank, 1.750% to be
              repurchased at $1,693,247 on
              07/01/2002, collateralized by
              $1,765,000 Federal National Mortgage
              Association 7.000% due 06/01/2016,
              market value $1,739,296 ......   1,693,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $123,575,391) ............ 100.0%  $114,004,434

OTHER ASSETS AND
   LIABILITIES (NET) ..............   0.0%#        8,230
                                    -----   ------------
NET ASSETS ........................ 100.0%  $114,012,664
                                    =====   ============

----------------
# Amount represents less than 0.1%.

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

                                                                                      BALANCED         BALANCED
                                                     GROWTH FUND     INCOME FUND     GROWTH FUND     INCOME FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Note 2) ...............  $ 697,939,482   $ 557,952,502   $ 286,374,693   $ 114,004,434
    Foreign currency, at value
       (Cost $21,770, $0, $0 and $0, respectively)         22,100              --              --              --
    Cash .........................................          2,763             689             473              88
    Unrealized appreciation on foreign exchange
       contracts and other foreign transactions ..          9,370          34,079              --              --
    Receivable for investments sold ..............      2,686,524      16,327,637              --              --
    Receivable for fund shares sold ..............         63,196          13,050          37,963          20,111
    Dividends and interest receivable ............        681,420       5,055,903             584             247
    Prepaid expenses and other assets ............         17,203          17,136          17,338          15,836
                                                    -------------   -------------   -------------   -------------
    Total Assets .................................    701,422,058     579,400,996     286,431,051     114,040,716
                                                    -------------   -------------   -------------   -------------
LIABILITIES:
    Unrealized depreciation on foreign exchange
       contracts and other foreign transactions ..             --          24,040              --              --
    Payable for securities purchased .............      5,072,220      33,575,017              --              --
    Payable for fund share redeemed ..............             --          43,362          70,685           3,291
    Advisory fee payable .........................        582,976         337,436              --              --
    Other accrued expenses and liabilities .......        144,639          64,669          45,998          24,761
                                                    -------------   -------------   -------------   -------------
    Total Liabilities ............................      5,799,835      34,044,524         116,683          28,052
                                                    -------------   -------------   -------------   -------------
NET ASSETS .......................................  $ 695,622,223   $ 545,356,472   $ 286,314,368   $ 114,012,664
                                                    =============   =============   =============   =============
Investments, at Identified Cost ..................  $ 782,199,544   $ 547,038,021   $ 331,717,018   $ 123,575,391
                                                    =============   =============   =============   =============
NET ASSETS CONSIST OF:
    Paid-in capital ..............................  $ 903,413,445   $ 539,024,550   $ 335,244,782   $ 124,206,618
    Undistributed / (distributions
        in excess of) net investment income ......       (184,548)        (20,446)        342,041          75,990
    Accumulated net realized loss
       on investments and foreign
       currency transactions .....................   (123,356,312)     (4,572,152)     (3,930,130)       (698,987)
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions .........    (84,250,362)     10,924,520     (45,342,325)     (9,570,957)
                                                    -------------   -------------   -------------   -------------
    Total Net Assets .............................  $ 695,622,223   $ 545,356,472   $ 286,314,368   $ 114,012,664
                                                    =============   =============   =============   =============
NET ASSET VALUE, offering price
    and redemption price per share of
    beneficial interest outstanding ..............  $       24.13   $       25.54   $       67.25   $       17.10
                                                    =============   =============   =============   =============
    Number of Portfolio Shares Outstanding .......     28,829,505      21,354,198       4,257,211       6,666,201
                                                    =============   =============   =============   =============

                 See accompanying notes to financial statements.
14

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2002

                                                                                          BALANCED         BALANCED
                                                         GROWTH FUND     INCOME FUND     GROWTH FUND     INCOME FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign taxes withheld of
       $170,315, $214, $0, and $0 respectively) .......  $   8,869,898   $     817,171   $   6,253,738   $   3,732,068
    Interest ..........................................        640,302      30,347,643         109,481          49,341
                                                         -------------   -------------   -------------   -------------
    Total Investment Income ...........................      9,510,200      31,164,814       6,363,219       3,781,409
                                                         -------------   -------------   -------------   -------------
EXPENSES:
    Investment advisory fees (Note 3) .................      7,469,018       4,206,282            --              --
    Administration fees ...............................        110,731          81,004          43,622          18,276
    Accounting and custody fees .......................        463,269         203,719          13,510          10,530
    Legal and audit fees ..............................        124,149          89,060          39,060          17,293
    Transfer agent fees ...............................         60,787          57,391         207,362          98,404
    Directors' expenses ...............................          4,000           3,750           1,870             700
    Registration fees .................................         42,516           2,305           4,081           2,380
    Shareholder report expenses .......................         54,342          41,237          21,174           8,561
    Insurance expense .................................         15,688          11,147           6,380           2,290
    Miscellaneous expenses ............................          5,583           4,868           2,110           1,324
                                                         -------------   -------------   -------------   -------------
    Total expenses ....................................      8,350,083       4,700,763         339,169         159,758
                                                         -------------   -------------   -------------   -------------
    NET INVESTMENT INCOME .............................      1,160,117      26,464,051       6,024,050       3,621,651
                                                         -------------   -------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain / (loss) on:
       Investments and options ........................   (108,712,183)      6,113,189      (3,995,988)       (251,449)
       Foreign currency transactions ..................       (750,966)       (145,422)           --              --
                                                         -------------   -------------   -------------   -------------
    Net realized gain / (loss) on investments, options,
       and foreign currency transactions ..............   (109,463,149)      5,967,767      (3,995,988)       (251,449)
                                                         -------------   -------------   -------------   -------------
    Net change in unrealized appreciation /
       depreciation of investments, options,
       and foreign currency transactions ..............    (36,462,932)     10,231,257     (26,406,661)     (5,152,997)
                                                         -------------   -------------   -------------   -------------
    Net realized and unrealized gain / (loss)
       on investments, options, and
       foreign currency transactions ..................   (145,926,081)     16,199,024     (30,402,649)     (5,404,446)
                                                         -------------   -------------   -------------   -------------
NET INCREASE / (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ...................................  $(144,765,964)  $  42,663,075   $ (24,378,599)  $  (1,782,795)
                                                         =============   =============   =============   =============

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

------------------------------------------------------------------------------------------
                                                                   GROWTH FUND
------------------------------------------------------------------------------------------
                                                             FOR THE          FOR THE
                                                           YEAR ENDED       YEAR ENDED
                                                          JUNE 30, 2002    JUNE 30, 2001
                                                         --------------   --------------
OPERATIONS:
    Net investment income ..............................  $   1,160,117   $   1,621,452
    Net realized gain / (loss) on investments
       and foreign currency transactions ...............   (109,463,149)     39,947,841
    Net change in unrealized appreciation /
       depreciation on investments and
       foreign currency transactions ...................    (36,462,932)   (152,825,415)
                                                          -------------   -------------
    Net decrease in net assets resulting from operations   (144,765,964)   (111,256,122)
                                                          -------------   -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ..............................       (283,511)           --
    Net realized gains .................................           --      (167,092,409)
    Return of capital ..................................     (1,511,062)     (5,451,104)
                                                          -------------   -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders .....     (1,794,573)   (172,543,513)
                                                          -------------   -------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) .......     25,281,453     195,614,746
                                                          -------------   -------------
    Net decrease in net assets .........................   (121,279,084)    (88,184,889)
                                                          -------------   -------------
NET ASSETS:
    Beginning of year ..................................    816,901,307     905,086,196
                                                          -------------   -------------
    End of year ........................................  $ 695,622,223   $ 816,901,307
                                                          =============   =============

------------------------------------------------------------------------------------------
                                                                   INCOME FUND
------------------------------------------------------------------------------------------
                                                             FOR THE          FOR THE
                                                           YEAR ENDED       YEAR ENDED
                                                          JUNE 30, 2002    JUNE 30, 2001
                                                         --------------   --------------
OPERATIONS:
    Net investment income ..............................  $  26,464,051   $  35,051,430
    Net realized gain on investments, options,
       and foreign currency transactions ...............      5,967,767       6,133,394
    Net change in unrealized appreciation /
       depreciation on investments, options,
       and foreign currency transactions ...............     10,231,257      16,418,238
                                                          -------------   -------------
    Net increase in net assets resulting from operations     42,663,075      57,603,062
                                                          -------------   -------------

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ..............................    (26,927,495)    (34,652,304)
                                                          -------------   -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders .....    (26,927,495)    (34,652,304)
                                                          -------------   -------------

SHARE TRANSACTIONS:
    Net decrease in net assets from shares of
       beneficial interest transactions (Note 5) .......    (29,664,776)    (35,334,171)
                                                          -------------   -------------
    Net decrease in net assets .........................    (13,929,196)    (12,383,413)
                                                          -------------   -------------

NET ASSETS:
    Beginning of year ..................................    559,285,668     571,669,081
                                                          -------------   -------------
    End of year ........................................  $ 545,356,472   $ 559,285,668
                                                          =============   =============

                 See accompanying notes to financial statements.
16

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

------------------------------------------------------------------------------------------
                                                              BALANCED GROWTH FUND
------------------------------------------------------------------------------------------
                                                             FOR THE          FOR THE
                                                           YEAR ENDED       YEAR ENDED
                                                          JUNE 30, 2002    JUNE 30, 2001
                                                         --------------   --------------
OPERATIONS:
    Net investment income ..............................  $   6,024,050   $   8,646,165
    Net realized gain / (loss) on investments
       and foreign currency transactions ...............     (3,995,988)     40,100,782
    Net change in unrealized appreciation /
       depreciation on investments .....................    (26,406,661)    (59,129,902)
                                                          -------------   -------------
    Net decrease in net assets resulting from operations    (24,378,599)    (10,382,955)
                                                          -------------   -------------

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ..............................     (5,280,349)    (21,653,142)
    Net realized gains .................................    (26,305,906)     (5,531,819)
    Return of capital ..................................     (1,613,282)           --
                                                          -------------   -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders .....    (33,199,537)    (27,184,961)
                                                          -------------   -------------

SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) .......     29,019,313       9,209,655
                                                          -------------   -------------
    Net decrease in net assets .........................    (28,558,823)    (28,358,261)
                                                          -------------   -------------

NET ASSETS:
    Beginning of year ..................................    314,873,191     343,231,452
                                                          -------------   -------------
    End of year ........................................  $ 286,314,368   $ 314,873,191
                                                          =============   =============

-------------------------------------------------------------------------------------
                                                         BALANCED INCOME FUND
-------------------------------------------------------------------------------------
                                                        FOR THE          FOR THE
                                                      YEAR ENDED       YEAR ENDED
                                                     JUNE 30, 2002    JUNE 30, 2001
                                                    --------------   --------------
OPERATIONS:
    Net investment income ........................  $   3,621,651   $   4,730,031
    Net realized gain / (loss) on investments
       and foreign currency transactions .........       (251,449)      8,797,505
    Net change in unrealized appreciation /
       depreciation on investments ...............     (5,152,997)    (11,001,271)
                                                    -------------   -------------
    Net increase / (decrease) in net assets
       resulting from operations .................     (1,782,795)      2,526,265
                                                    -------------   -------------

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ........................     (3,458,509)     (7,438,062)
    Net realized gains ...........................     (5,709,821)     (1,906,142)
    Return of capital ............................       (219,232)           --
                                                    -------------   -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders     (9,387,562)     (9,344,204)
                                                    -------------   -------------

SHARE TRANSACTIONS:
    Net increase / (decrease) in net
       assets from shares of beneficial
       interest transactions (Note 5) ............      8,664,274      (1,472,022)
                                                    -------------   -------------
    Net decrease in net assets ...................     (2,506,083)     (8,289,961)
                                                    -------------   -------------

NET ASSETS:
    Beginning of year ............................    116,518,747     124,808,708
                                                    -------------   -------------
    End of year ..................................  $ 114,012,664   $ 116,518,747
                                                    =============   =============

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

-----------------------------------------------------------------------------------------------------------------------
                                                                                 GROWTH FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                            FOR THE                 FOR THE                FOR THE
                                                          YEAR ENDED              YEAR ENDED             YEAR ENDED
                                                         JUNE 30, 2002           JUNE 30, 2001          JUNE 30, 2000
                                                        ---------------         ---------------        ----------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year .................. $  29.26                  $ 42.07               $  40.81**
                                                          --------                 --------               --------
    Net investment income ...............................     0.04                     0.10                   0.15
    Net realized and unrealized gain / (loss) on
       investments and foreign currency transactions ....    (5.11)                   (4.86)                  2.49
                                                          --------                 --------               --------
    Total from investment operations ....................    (5.07)                   (4.76)                  2.64
                                                          ========                 ========               ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ...............................    (0.01)                      --                  (0.30)
    Net realized gains ..................................       --                    (7.80)                 (1.08)
    Return of capital ...................................    (0.05)                   (0.25)                    --
                                                          --------                 --------               --------
    Total distributions .................................    (0.06)                   (8.05)                 (1.38)
                                                          --------                 --------               --------
    NET ASSET VALUE, END OF YEAR ........................ $  24.13                  $ 29.26                $ 42.07
                                                          ========                 ========               ========
    Total return ........................................   (17.34)%                 (12.33)%                 6.38%
                                                          ========                 ========               ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ................ $695,622                 $816,901               $905,086
    Ratio of net investment income to
       average net assets ...............................     0.15%                    0.20%                  0.37%
    Ratio of operating expenses to
       average net assets ...............................     1.11%                    1.07%                  1.07%
    Portfolio turnover rate .............................       79%                     142%                   152%

-----------------------------------------------------------------------------------------------------------------------
                                                                                 INCOME FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                            FOR THE                 FOR THE                FOR THE
                                                          YEAR ENDED              YEAR ENDED             YEAR ENDED
                                                         JUNE 30, 2002           JUNE 30, 2001          JUNE 30, 2000
                                                        ---------------         ---------------        ----------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year .................. $  24.83                 $  23.89                $ 24.52**
                                                          --------                 --------               --------
    Net investment income ...............................     1.21                     1.50                   1.47
    Net realized and unrealized gain / (loss) on
       investments, options, and foreign
       currency transactions ............................     0.73                     0.92                  (0.63)
                                                          --------                 --------               --------
    Total from investment operations ....................     1.94                     2.42                   0.84
                                                          ========                 ========               ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ...............................    (1.23)                   (1.48)                 (1.47)
                                                          --------                 --------               --------
    Total distributions .................................    (1.23)                   (1.48)                 (1.47)
                                                          --------                 --------               --------
    NET ASSET VALUE, END OF YEAR ........................ $  25.54                  $ 24.83                $ 23.89
                                                          ========                 ========               ========
    Total return ........................................     7.97%                   10.31%                  3.55%
                                                          ========                 ========               ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ................ $545,356                 $559,286               $571,669
    Ratio of net investment income to
       average net assets ...............................     4.72%                    5.99%                  6.12%
    Ratio of operating expenses to
       average net assets ...............................     0.84%                    0.82%                  0.83%
    Portfolio turnover rate .............................      290%                     191%                   182%

-------------------------
*  The Fund commenced investment operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

-----------------------------------------------------------------------------------------------------------------------
                                                                        BALANCED GROWTH FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                            FOR THE                 FOR THE                FOR THE
                                                          YEAR ENDED              YEAR ENDED             YEAR ENDED
                                                         JUNE 30, 2002           JUNE 30, 2001          JUNE 30, 2000
                                                        ---------------         ---------------        ----------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year .................. $  81.92                 $  91.84               $  90.96**
                                                          --------                 --------               --------
    Net investment income ...............................     1.52                     2.33                   3.18
    Net realized and unrealized gain / (loss) on
       investments ......................................    (7.44)                   (5.07)                  1.48
                                                          --------                 --------               --------
    Total from investment operations ....................    (5.92)                   (2.74)                  4.66
                                                          ========                 ========               ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ...............................    (1.34)                   (5.68)                 (3.19)
    Net realized gains ..................................    (7.00)                   (1.50)                 (0.59)
    Return of capital ...................................    (0.41)                      --                     --
                                                          --------                 --------               --------
    Total distributions .................................    (8.75)                   (7.18)                 (3.78)
                                                          --------                 --------               --------
    NET ASSET VALUE, END OF YEAR ........................ $  67.25                 $  81.92               $  91.84
                                                          ========                 ========               ========
    Total return ........................................    (7.79)%                  (3.01)%                 5.13%
                                                          ========                 ========               ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ................ $286,314                 $314,873               $343,231
    Ratio of net investment income to
       average net assets ...............................     2.02%                    2.61%                  3.50%
    Ratio of operating expenses to
       average net assets ...............................     0.11%                    0.09%                  0.10%
    Portfolio turnover rate .............................       18%                      18%                     8%

-----------------------------------------------------------------------------------------------------------------------
                                                                        BALANCED INCOME FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                            FOR THE                 FOR THE                FOR THE
                                                          YEAR ENDED              YEAR ENDED             YEAR ENDED
                                                         JUNE 30, 2002           JUNE 30, 2001          JUNE 30, 2000
                                                        ---------------         ---------------        ----------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year .................. $  18.88                 $  20.01               $  20.16**
                                                          --------                 --------               --------
    Net investment income ...............................     0.57                     0.78                   0.89
    Net realized and unrealized loss on
       investments ......................................    (0.84)                   (0.38)                 (0.02)
                                                          --------                 --------               --------
    Total from investment operations ....................    (0.27)                    0.40                   0.87
                                                          ========                 ========               ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ...............................    (0.54)                   (1.22)                 (0.89)
    Net realized gains ..................................    (0.94)                   (0.31)                 (0.13)
    Return of capital ...................................    (0.03)                      --                     --
                                                          --------                 --------               --------
    Total distributions .................................    (1.51)                   (1.53)                 (1.02)
                                                          --------                 --------               --------
    NET ASSET VALUE, END OF YEAR ........................ $  17.10                 $  18.88               $  20.01
                                                          ========                 ========               ========
    Total return ........................................    (1.55)%                   2.08%                  4.40%
                                                          ========                 ========               ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ................ $114,013                 $116,519               $124,809
    Ratio of net investment income to
       average net assets ...............................     3.13%                    3.88%                  4.46%
    Ratio of operating expenses to
       average net assets ...............................     0.14%                    0.12%                  0.14%
    Portfolio turnover rate .............................       11%                      20%                    12%

-----------------------
*  The Fund commenced investment operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

1.  ORGANIZATION
New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund," and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is The NCF Investment Department of New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND               Long-term capital appreciation. Dividend income, if
                          any, will be incidental.

INCOME FUND               High level of current income with preservation
                          of capital.

BALANCED GROWTH FUND      Produce capital appreciation with less risk than would
                          be present in a portfolio of only common stocks.

BALANCED INCOME FUND      Produce current income and long-term growth of
                          capital.

2.  SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Transactions in options written during the year ended June 30, 2002 for the Income Fund were as follows:

--------------------------------------------------------------------------------
                                                        NUMBER OF     PREMIUMS
                                                        CONTRACTS     RECEIVED
--------------------------------------------------------------------------------
Options written outstanding at June 30, 2001 ........... 13,660      $ 113,471
Options written during the period ...................... 10,274        236,491
Options terminated in closing purchase transactions ....(17,734)      (304,649)
Options expired during the period ...................... (6,200)       (45,313)
--------------------------------------------------------------------------------
Options written outstanding at June 30, 2002 ...........      0         $    0
================================================================================

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are extinguished.

The Income Fund had the following open forward foreign currency contracts as June 30, 2002:

------------------------------------------------------------------------------
                                                               NET UNREALIZED
                                                 SETTLEMENT     APPRECIATION/
CONTRACTS TO RECEIVE       IN EXCHANGE FOR          DATE       (DEPRECIATION)
------------------------------------------------------------------------------
MXN          2,264,535  USD             210,039   06/23/03        $ 33,810
USD            210,039  MXN           2,264,535   06/23/03         (24,040)
------------------------------------------------------------------------------
                                                                  $  9,770
==============================================================================

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank. Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 100% of the market value of the securities loaned. Cash collateral received is invested by State Street Bank pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Net income earned on investment of cash collateral and loan premiums received on non-cash collateral are allocated between State Street Bank and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective Fund's statement of operations.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

The value of loaned securities and related collateral outstanding at June 30, 2002, was as follows:

-------------------------------------------------------------------------
                              VALUE OF                  VALUE OF
FUND                      SECURITIES LOANED            COLLATERAL
-------------------------------------------------------------------------
Growth Fund ................ $49,427,528               $51,582,963
Income Fund ................  63,968,194                65,306,048
=========================================================================

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

RECLASSIFICATIONS: Certain reclassifications have been made to the 2001 financial statements to conform to the 2002 presentation.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with The NCF Investment Department of New Covenant Trust Company, N.A. a subsidiary of the Presbyterian Foundation (or the "Adviser"). Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with five Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, Seneca Capital Management, Sound Shore Management, Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Adviser for the Income Fund. Prior to November 19, 2001, Standish-Mellon Asset Management Company also served as sub-adviser to the Income Fund.

The Trust has a Services Agreement with PFPC Inc. ("PFPC"). Under the Services Agreement, PFPC provides transfer agency, fund accounting and administrative services to the Funds. Prior to November 2, 2001, State Street Bank served as the Fund accounting agent to the Funds.

The Trust has a Custodian Agreement with State Street Bank.

The Trust has a Distribution Agreement with PFPC Distributors, Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

4.  PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended June 30, 2002 were as follows:

--------------------------------------------------------------------------------
FUND                                        PURCHASES                   SALES
--------------------------------------------------------------------------------
Growth Fund ............................ $  621,102,648           $  574,237,559
Income Fund ............................  1,079,980,352            1,092,382,928
Balanced Growth ........................     59,512,404               51,097,675
Balanced Income ........................     17,226,720               11,748,799
--------------------------------------------------------------------------------

The cost of purchases and proceeds from sales of long-term U.S. Government securities for year ended June 30, 2002 were as follows:

--------------------------------------------------------------------------------
FUND                                        PURCHASES                   SALES
--------------------------------------------------------------------------------
Income Fund ...........................  $  501,584,086           $  503,574,823
--------------------------------------------------------------------------------

At June 30, 2002, the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

----------------------------------------------------------------------------------------
                                            GROSS            GROSS       NET UNREALIZED
                                         UNREALIZED       UNREALIZED      APPRECIATION/
FUND                         COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------------------
Growth Fund .............$795,132,969     $39,390,092    $136,583,579      $(97,193,487)
Income Fund ............. 547,978,441      11,893,554       1,919,493         9,974,061
Balanced Growth Fund .... 334,850,766       1,959,140      50,435,213       (48,476,073)
Balanced Income Fund .... 124,198,389       1,050,662      11,244,617       (10,193,955)
----------------------------------------------------------------------------------------

5.  SHARES OF BENEFICIAL INTEREST
The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                              YEAR ENDED                    YEAR ENDED
                              06/30/2002                    06/30/2001
--------------------------------------------------------------------------------
                         SHARES         AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------
GROWTH FUND:
Sold .................. 3,021,484   $ 81,887,519     4,606,919    $146,627,831
Issued as reinvestment
  of dividends ........     4,236        115,424     3,990,740     123,912,479
Redeemed ..............(2,111,568)   (56,721,490)   (2,194,104)    (74,925,564)
--------------------------------------------------------------------------------
Net Increase ..........   914,152   $ 25,281,453     6,403,555    $195,614,746
================================================================================

                              YEAR ENDED                    YEAR ENDED
                              06/30/2002                    06/30/2001
--------------------------------------------------------------------------------
                         SHARES         AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------
INCOME FUND:
Sold .................. 2,077,752   $ 52,681,877     2,453,849   $  60,918,445
Issued as reinvestment
  of dividends ........    52,435      1,323,654        60,422       1,492,431
Redeemed ..............(3,296,121)   (83,670,307)   (3,920,723)    (97,745,047)
--------------------------------------------------------------------------------
Net Decrease ..........(1,165,934)  $(29,664,776)   (1,406,452)  $ (35,334,171)
================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                 JUNE 30, 2002

                              YEAR ENDED                    YEAR ENDED
                              06/30/2002                    06/30/2001
--------------------------------------------------------------------------------
                         SHARES         AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------
BALANCED GROWTH FUND:
Sold ................... 407,058    $ 29,859,804     427,093    $ 37,327,078
Issued as reinvestment
  of dividends ......... 427,488      30,786,270     240,875      20,316,785
Redeemed ...............(420,836)    (31,626,761)   (561,757)    (48,434,208)
--------------------------------------------------------------------------------
Net Increase ........... 413,710    $ 29,019,313     106,211    $  9,209,655
================================================================================

                                YEAR ENDED                    YEAR ENDED
                                06/30/2002                    06/30/2001
--------------------------------------------------------------------------------
                           SHARES         AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------
BALANCED INCOME FUND:
Sold ..................... 513,514    $  9,213,964     606,110     $ 11,986,607
Issued as reinvestment
  of dividends ........... 423,887       7,485,668     310,251        5,953,820
Redeemed .................(443,344)     (8,035,358)   (982,269)     (19,412,449)
--------------------------------------------------------------------------------
Net Increase / Decrease .. 494,057    $  8,664,274     (65,908)    $ (1,472,022)
================================================================================

6.  RISK FACTORS
The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities"; however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

7.  DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions made during the fiscal years ended June 30, 2001 and June 30, 2002 were as follows:

                                                      2001 TAXABLE DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                               ORDINARY         NET LONG TERM        TOTAL TAXABLE        RETURN OF           TOTAL
FUND                            INCOME          CAPITAL GAINS        DISTRIBUTIONS         CAPITAL        DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
Growth Fund .................. $54,457,198      $112,635,211          $167,092,409        $5,451,104       $172,543,513
Income Fund ..................  34,652,304                --            34,652,304                --         34,652,304
Balanced Growth Fund .........  23,822,682         3,362,279            27,184,961                --         27,184,961
Balanced Income Fund .........   8,165,563         1,178,641             9,344,204                --          9,344,204
---------------------------------------------------------------------------------------------------------------------------

                                                      2002 TAXABLE DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                               ORDINARY         NET LONG TERM        TOTAL TAXABLE        RETURN OF           TOTAL
FUND                            INCOME          CAPITAL GAINS        DISTRIBUTIONS         CAPITAL        DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
Growth Fund .................. $   283,511       $        --           $   283,511        $1,511,062        $ 1,794,573
Income Fund ..................  26,927,495                --            26,927,495                --         26,927,495
Balanced Growth Fund .........   5,280,349        26,305,906            31,586,255         1,613,282         33,199,537
Balanced Income Fund .........   3,458,509         5,709,821             9,168,330           219,232          9,387,562
---------------------------------------------------------------------------------------------------------------------------

8.  FEDERAL INCOME TAXES
Permanent differences, incurred during the year ended June 30, 2002, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital as follows:

--------------------------------------------------------------------------------
                       INCREASE/DECREASE INCREASE/DECREASE    INCREASE/DECREASE
                            PAID-IN      UNDISTRIBUTED NET       ACCUMULATED
FUND                        CAPITAL      INVESTMENT INCOME  REALIZED GAIN/(LOSS)
--------------------------------------------------------------------------------

Growth Fund ............$(7,464,553)       $1,242,271           $6,222,282
Income Fund ............     93,904          (359,251)             265,347
Balanced Growth Fund ... (1,605,119)          468,464            1,136,655
Balanced Income Fund ...   (214,936)           62,043              152,893
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                 JUNE 30, 2002

As of June 30, 2002, the Fund had available for federal tax purposes unused capital loss carryforwards as follows:

--------------------------------------------------------------------------------
                                        EXPIRING IN 2009       EXPIRING IN 2010
--------------------------------------------------------------------------------

Growth Fund .............................  $       --            $45,005,343
Income Fund .............................   3,631,732                     --
Balanced Growth .........................          --                299,632
--------------------------------------------------------------------------------

                                COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------------------
                                                                                        BALANCED            BALANCED
                                                  GROWTH             INCOME              GROWTH              INCOME
-----------------------------------------------------------------------------------------------------------------------
Capital loss carryforwards .................. $ (45,005,343)       $(3,631,732)        $  (299,632)       $         --
Post-October losses .........................   (65,596,741)           (10,676)           (154,709)                 --
Unrealized appreciation / (depreciation) ....   (97,189,138)         9,974,330         (48,476,073)        (10,193,955)
-----------------------------------------------------------------------------------------------------------------------
  Total Accumulated Earnings (Losses) ....... $(207,791,222)        $6,331,922        $(48,930,414)       $(10,193,955)
=======================================================================================================================

Post October losses represent losses realized on investment transactions from November 1, 2001 through June 30, 2002 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

                                                  REPORT OF INDEPENDANT AUDITORS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

To the Shareholders and Board of Trustees

New Covenant Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund (the "Funds") as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ Ernst & Young LLP
Philadelphia, Pennsylvania
August 9, 2002

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2002

The information set forth below is for the Funds' fiscal year as required by Federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2003. Please consult your tax advisor for proper treatment of this information.

Pursuant to Internal Revenue Code Section 852(b)(3), the amounts of long-term capital gains designated for the fiscal year ended June 30, 2002 were as follows:

Growth Fund ................................................. $        --

Income Fund ................................................. $        --

Balanced Growth Fund ........................................ $26,305,906

Balanced Income Fund ........................................ $ 5,709,821

--------------------------------------------------------------------------------

FUND MANAGEMENT
Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 858-6127.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                                           FUND              OTHER
                                                                                          COMPLEX        TRUSTEESHIPS/
NAME, AGE, ADDRESS AND          TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
POSITION(S) WITH TRUST         LENGTH OF TIME SERVED        DURING PAST 5 YEARS           TRUSTEE       HELD BY TRUSTEE
-----------------------        ---------------------      -----------------------       ------------    ---------------
DISINTERESTED TRUSTEES
----------------------
Gail C. Duree (55)                o Indefinite            Investment Consultant,             4         None
New Covenant Funds                o Since Inception       Montview Boulevard
200 East Twelfth Street, Suite C                          Presbyterian Church
Jeffersonville, IN 47130                                  (1994 to present);
Trustee                                                   Women's Foundation of
                                                          Colorado(1995 to present);
                                                          trustee, Presbyterian
                                                          Church (U.S.A.) Foundation
                                                          (1991 to 1997); Logan School
                                                          (1996 to present).

Rev. Donald B. Register (65)      o Indefinite            Pastor, Sixth-Grace                4         None
New Covenant Funds                o Since Inception       Presbyterian Church
200 East Twelfth Street, Suite C                          Chicago, IL
Jeffersonville, IN 47130                                  (1988 to present).
Trustee

John D. Stuart (71)               o Indefinite            Independent Financial              4         None
New Covenant Funds                o 2/2002                Consultant
200 East Twelfth Street, Suite C
Jeffersonville, IN 47130
Trustee

INTERESTED TRUSTEES
-------------------
Cynthia S. Gooch (69)             o Indefinite            Retired; Trustee, Presbyterian     4         None
New Covenant Funds                o Since Inception       Church (U.S.A.) Foundation
200 East Twelfth Street, Suite C                          (1997 to present).
Jeffersonville, IN 47130
Trustee

F. Kenneth Bateman (62)           o Indefinite            Attorney, Gerber & Bateman,        4         None
New Covenant Funds                o Since Inception       P.A. and Potter, Mills & Bateman,
200 East Twelfth Street, Suite C                          P.A.; Trustee, Presbyterian
Jeffersonville, IN 47130                                  Church (U.S.A.) Foundation
Trustee                                                   (1995 to 2001).

--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                                           FUND              OTHER
                                                                                          COMPLEX        TRUSTEESHIPS/
NAME, AGE, ADDRESS AND          TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
POSITION(S) WITH TRUST         LENGTH OF TIME SERVED        DURING PAST 5 YEARS           TRUSTEE       HELD BY TRUSTEE
-----------------------        ---------------------      -----------------------       ------------    ---------------
OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------
Andrew McNally (31)               o Indefinite            Vice President,  Accounting       N/A        N/A
PFPC Inc.                         o 11/2000               & Administration, PFPC, Inc.
3200 Horizon Drive                                        (2000 to present); Manager
King of Prussia, PA 19406                                 of Fund Accounting
Treasurer                                                 (1997 to 2000).

Mary Jane Maloney (44)            o Indefinite            Vice President, Regulatory        N/A        N/A
PFPC Inc.                         o 8/2000                Administration, PFPC, Inc.
400 Bellevue Parkway                                      (1997 to present).
Wilmington, DE 19809
Secretary

Dennis J. Murphy (60)             o Indefinite            Senior Vice President and         N/A        N/A
New Covenant Funds                o 11/2001               Chief Financial Officer,
200 East Twelfth Street, Suite C                          Presbyterian Church (U.S.A.)
Jeffersonville, IN 47130                                  Foundation and New
Vice President                                            Covenant Trust Company;
                                                          Executive Vice President and
                                                          Chief Investment Officer
                                                          Presbyterian Church (U.S.A.)
                                                          Foundation and New
                                                          Covenant Trust Company
                                                          (1982 to present).

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
                       This page intentionally left blank.

                               [GRAPHIC OMITTED]

   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY IF PRECEDED OR ACCOMPANIED
                     BY A CURRENT PROSPECTUS. SHARES OF NEW
           COVENANT FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC.,
                  3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406

FDN12-02-07                                                            NC-A06/02

NEW COVENANT FUNDS
200 EAST TWELFTH STREET, SUITE C
JEFFERSONVILLE, IN 47130

                                                               -----------------
                                                                  PRSRT STD.
                                                                 U.S. POSTAGE
                                                                     PAID
                                                               NORTH READING, MA
                                                                PERMIT NO. 105
                                                               -----------------